Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	0	0	0
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	$ 62,878	$ 65,200
TDRs outstanding, Non-accrual	15,098	18,940
Commercial loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	847	901
TDRs outstanding, Non-accrual	0	0
Commercial real estate loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	1,578	2,362
TDRs outstanding, Non-accrual	$ 2,445	$ 1,811
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	1	9
Pre-modification recorded loans	$ 284	$ 5,590
Modification: interest capitalization	2	98
Post- modification recorded loans	286	5,688
TDRs outstanding, Accrual	60,453	61,937
TDRs outstanding, Non-accrual	$ 12,653	$ 17,129